ALPS/Dorsey Wright Sector Momentum ETF
SUMMARY SECTION ALPS/DORSEY WRIGHT SECTOR MOMENTUM ETF (the “Fund”)
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Dorsey Wright US Sector Momentum Index (the “Underlying Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ALPS/Dorsey Wright Sector Momentum ETF ALPS/Dorsey Wright Sector Momentum ETF Shares
Management fees	0.40%
Other expenses	none	[1]
Total annual Fund operating expenses	0.40%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
ALPS/Dorsey Wright Sector Momentum ETF | ALPS/Dorsey Wright Sector Momentum ETF Shares | USD ($)	41	128

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies

ALPS Advisors, Inc. (the “Adviser”) will seek investment results that correspond, before fees and expenses, generally to the performance of the Underlying Index. The Underlying Index is a rules-based index intended to track the overall performance of the stocks with the highest relative strength or “momentum” within the NASDAQ US Large Mid Cap Index (the “NASDAQ Index”) on a sector-by-sector basis.

“Relative strength” is an investing strategy that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative positive performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price to that of a benchmark index. Nasdaq, Inc. (the “Index Provider”) uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of a security to exhibit persistence in its relative strength; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

The Underlying Index is reconstituted quarterly and generally consists of 50 stocks on each reconstitution date. The Underlying Index’s stocks must be constituents of the NASDAQ Index. The Underlying Index methodology uses a proprietary Relative Strength Matrix to rank ten sectors of the market: Basic Materials, Consumer Cyclicals, Consumer Staples, Energy, Financials, Healthcare, Industrials, Technology, Telecommunications, and Utilities (the “Sectors”) according to their relative strength as of five business days prior to each quarterly reconstitution date. The Underlying Index methodology then categorizes the NASDAQ Index’s constituents into groups that correspond to their Sector classifications (the “Sector Groups”). NASDAQ Index’s constituents that the Index Provider would generally categorize as identified with the Real Estate sector are incorporated into the Financials Sector Group. The Underlying Index methodology then ranks the stocks within each Sector Group based on momentum with eligible stocks being selected from the seven Sector Groups with the highest relative strength ratings. In order to be considered for inclusion in the Underlying Index, each stock from the eligible universe must meet a minimum relative strength score as determined by the Index Provider. The top ten stocks from each of the three highest relative strength Sector Groups, and the top five stocks in each of the next four highest relative strength Sector Groups are selected for inclusion in the Underlying Index. In the event that a Sector Group does not contain the required number of stocks that meet the minimum relative strength score requirement, the Underlying Index will make additional investments in the stock with the highest relative strength score regardless of its Sector Group classification. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted.

The Underlying Index was developed by the Index Provider and its publication began on December 9, 2016. The Index Provider also serves as calculation agent. Underlying Index values are distributed to the public via the Global Index Data Service (GIDS) throughout the day, between the hours of 9:30 a.m. and 5:16 p.m. Eastern time, at once per second intervals.

As a principal investment strategy the Fund will normally invest at least 80% of its total assets in component equity securities that comprise its Underlying Index and depositary receipts based on the securities in the Underlying Index.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. It is also possible that the Fund may not replicate the Underlying Index to the extent it has to adjust its portfolio holdings in order to qualify as a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

The risk that the Fund may not match the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions. Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders

Index Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sector Focus Risk. At each Underlying Index rebalancing, the Underlying Index’s exposure to a particular industry or sector may increase or decrease. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent the Underlying Index’s emphasis on a particular industry or sector changes, the value of the Fund’s Shares may fluctuate in response to events affecting a particular industry or sector. The Fund will be exposed to the additional risks associated with its investments in companies of each Sector Group of the Underlying Index. For more on these risks, see “Risks of Underlying Sectors” in this Prospectus.

Momentum Style Risk. While the Fund may hold securities of companies that have historically demonstrated relative strength compared to the market as a whole or a specific benchmark, those companies may reverse course, thus negatively impacting the performance of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Also, the market return of high relative strength securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Nasdaq, Inc. (the “Nasdaq”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Index trading individually or in the aggregate at any point in time.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Large Capitalization Company Risk. The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

Fund Performance

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index. Updated performance information, when available, will be available online at www.alpsfunds.com or by calling 866.759.5679.